Inventories (Details) - Schedule of inventories - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of inventories [Abstract]
Merchant products	$ 1,045,478	$ 968,642
Raw materials	10,136	18,542
Packaging and other supplies	367,622	376,394
Other products	43,760	40,004
Inventory Gross	1,466,996	1,403,582
Less: inventory write-down
Total	$ 1,466,996	$ 1,403,582